STOCKHOLDERS' EQUITY (Tables) - OLD PlayStudios, Inc.	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Schedule of preferred stock

As of March 31, 2021 and December 31, 2020, the Company’s preferred stock consisted of:

				Annual
				Noncumulative
		Liquidation	Conversion	Dividend
	Shares	Price	Price	Rights
Series	Outstanding	Per Share	Per Share	Per Share
A	80,800	$0.06	$0.06	$0.01
B	41,348	0.21	0.21	0.02
C-1	13,556	0.27	0.27	0.02
C	26,892	0.61	0.61	0.05
Total	162,596

As of December 31, 2020 and 2019, the Company’s preferred stock consisted of:

				Annual
	Shares			Noncumulative
	Outstanding	Liquidation	Conversion Price	Dividend Rights
Series	(In Thousands)	Price Per Share	Per Share	Per Share
A	80,800	$0.06	$0.06	$0.01
B	41,348	0.21	0.21	0.02
C-1	13,556	0.27	0.27	0.02
C	26,892	0.61	0.61	0.05
Total	162,596

Schedule of number of warrants outstanding and exercise price

As of March 31, 2021 and December 31, 2020, there was a total of 6 million outstanding warrants that were issued from 2011 to 2016 to purchase various classes of preferred stock. Each warrant can purchase one share of the respective class of preferred stock, which is, in turn, convertible to one share of common stock. The number of warrants outstanding and exercise price of each series are as follows:

	Warrants	Exercise
Warrant Series	Outstanding	Price
A	560	$0.06
B	2,563	0.21
C-1	2,302	0.27
C	617	0.61
Total	6,042

The number of warrants outstanding and exercise price of each series are as follows:

	Warrants
	Outstanding
Warrant Series	(In Thousands)	Exercise Price
A	560	$0.06
B	2,563	0.21
C-1	2,302	0.27
C	617	0.61
Total	6,042

Schedule of changes in accumulated other comprehensive income (loss)

The following table shows a summary of changes in accumulated other comprehensive income from December 31, 2019 to March 31, 2020 and December 31, 2020 to March 31, 2021:

		Total Accumulated
	Currency	Other
	Translation	Comprehensive
	Adjustment	Income
Balance as of December 31, 2020	$481	$481
Foreign currency translation	(296)	(296)
Balance as of March 31, 2021	$185	$185

		Total Accumulated
	Currency	Other
	Translation	Comprehensive
	Adjustment	Income
Balance as of December 31, 2019	$98	$98
Foreign currency translation	(55)	(55)
Balance as of March 31, 2020	$43	$43

The following table shows a summary of changes in accumulated other comprehensive income (loss) from December 31, 2017 to December 31, 2020 (in thousands):

		Total Accumulated
	Currency	Other
	Translation	Comprehensive
	Adjustment	Income (Loss)
Balance as of December 31, 2018	$(81)	$(81)
Foreign currency translation gain	179	179
Balance as of December 31, 2019	$98	$98
Foreign currency translation gain	383	383
Balance as of December 31, 2020	$481	$481